Schedule of Investments

September 30, 2020 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 52.6%

Communication Services - 5.0%
Activision Blizzard Inc	6,463	523,180
Alphabet Inc. - Class A (2)	613	898,413
Alphabet Inc. - Class C (2)	2,761	4,057,566
Amc Entertainment Holdings Inc (3)	822	3,872
Amc Networks Inc (2)	1,346	33,260
At&T Inc	71,885	2,049,441
Cable One Inc	8	15,083
Cinemark Holdings Inc	1,068	10,680
Comcast Corp New - Class A	40,241	1,861,549
Cumulus Media Inc. (2)	115	618
Dish Network Corporation	3,696	107,295
Electronic Arts Inc (2)	5,419	706,692
Entravision Communictns Corp	948	1,441
Facebook Inc (2)	16,613	4,350,945
Fluent Inc (2)	258	640
Frontier Communications Corp (2)	4,619	741
Glu Mobile Inc (2)	1,417	10,875
Gogo Inc. (2)	214	1,977
Gray Television Inc (2)	1,207	16,620
Lee Enterprises Inc (2)	366	307
Liberty Tripadvisor Holdings Inc. (2)	79	137
Lions Gate Entertainment Corp. - Class A (2)	978	9,271
Marcus Corp	844	6,524
Mdc Partners Inc (2)	146	235
Msg Networks Inc (2)	1,553	14,862
National Cinemedia Inc	951	2,582
Netflix Inc (2)	2,271	1,135,568
New York Times Co	1,948	83,355
Pinterest Inc (2)	1,996	82,854
Roku Inc. (2)	915	172,752
Spotify Technology S A (2)	1,321	320,435
Take Two Interactive Software (2)	45	7,435
Techtarget Inc (2)	868	38,157
Tegna Inc	1,188	13,959
Telephone & Data Sys Inc Del New	3,397	62,641
Tribune Publishing Company	373	4,349
Twitter Inc (2)	2,454	109,203
Verizon Communications Inc	35,205	2,094,345
Zillow Group Inc - Class C (2)	282	28,648

		18,838,507

Consumer Discretionary - 7.3%
Amazon.Com Inc (2)	2,759	8,687,346
Aramark	1,495	39,543
At Home Group Inc (2)	1,046	15,544
Autonation Inc (2)	349	18,473
Best Buy Co Inc	8,544	950,862
Big Lots Inc Ohio	367	16,368
Booking Holdings Inc (2)	394	674,008
Borg Warner Inc	2,491	96,501
Boyd Gaming Inc	729	22,373
Brinker Intl Inc	570	24,350
Caleres Inc	822	7,858
Camping World Holdings Inc	3,479	103,500
Capri Holdings Limited (2)	1,450	26,100
Carparts.Com, Inc (2)	542	5,859
Carvana Co (2)	203	45,281
Chipotle Mexican Grill Inc (2)	655	814,630
Collectors Universe	4	198
Cracker Barrel Old Cnt Store	1,201	137,707

Crocs Incorporated (2)	4,212	179,979
Dana Incorporated	1,980	24,394
Dave & Buster'S Entertainment, Inc	351	5,321
Deckers Outdoor Corp (2)	1,404	308,894
Del Taco Restaurants, Inc (2)	2,788	22,862
Designer Brands Inc	148	804
Dollar General Corp New	3,072	643,953
Dollar Tree Inc (2)	1,154	105,406
Domino'S Pizza Inc	487	207,111
Dr Horton Inc	9,056	684,905
Ebay Inc	1,463	76,222
Everi Holdings Inc (2)	1	8
Extended Stay America Inc	4,362	52,126
Fiesta Restaurant Group (2)	553	5,182
Fossilgroup Inc (2)	332	1,906
Fox Factory Holding Corp (2)	238	17,691
Franchise Group, Inc.	31	786
Garmin Limited	4,591	435,502
General Motors Company	15,927	471,280
Group 1 Automotive Inc	35	3,094
Hamilton Beach Brands Holding Co - Class A	91	1,770
Hanesbrands Inc	3,431	54,038
Hibbett Sports Inc (2)	2,356	92,402
Home Depot Inc	6,297	1,748,740
Houghton Mifflin Harcourt Company (2)	181	313
Installed Building Products Inc (2)	116	11,803
Intl Game Technology Plc	3,896	43,362
K12 Inc (2)	1,319	34,742
Kb Home	770	29,560
L Brands Inc	474	15,078
Lakeland Inds Inc (2)	141	2,792
Lands End Inc (2)	333	4,339
Las Vegas Sands Corp	3,015	140,680
Lci Industries	1,306	138,815
Lear Corporation	448	48,854
Lennar Corp	2,245	183,372
Lithia Motors Inc	768	175,058
Lovesac Company (2)	39	1,081
Lowes Companies Inc	13,501	2,239,276
Lululemon Athletica Inc (2)	888	292,481
Lumber Liquidators Holdings Inc (2)	782	17,243
M/I Homes Inc (2)	302	13,907
Malibu Boats, Inc. - Class A (2)	2,769	137,232
Marinemax Inc (2)	3,246	83,325
Marriott International Inc	398	36,847
Mcdonalds Corp	1,212	266,022
Meritage Homes Corporation (2)	846	93,390
Michaels Companies Inc (2)	783	7,560
Nautilus Inc (2)	331	5,680
Nike Inc - Class B	7,775	976,074
Odp Corporation	745	14,490
Ollie'S Bargain Outlet Holdings Inc (2)	118	10,307
Overstock.Com	340	24,701
Papa John'S Intl Inc	289	23,779
Party City Holdco Inc (2)	2,040	5,304
Penn National Gaming (2)	1,149	83,532
Polaris Inc	375	35,378
Pool Corporation	333	111,402
Pultegroup Inc	10,055	465,446
Purple Innovation Inc (2)	2,408	59,863
Qurate Retail Inc	4,824	34,636
Rci Hospitality Holdings, Inc	1	20
Red Robin Gourmet Burgers (2)	84	1,105
Red Rock Resorts Inc.	901	15,407
Rent A-Center Inc	11,458	342,480
Scientific Games Corp (2)	563	19,654
Sonic Automotive Inc	1,791	71,927
Sportsman'S Warehouse Holdings, Inc (2)	892	12,765
Starbucks Corp	1,615	138,761
Sturm Ruger & Co Inc	49	2,997
Target Corporation	4,479	705,084
Tesla Inc (2)	4,928	2,114,161
Texas Roadhouse Inc	655	39,817

The Container Store Group Inc (2)	54	335
Thor Industries Inc	4,051	385,898
Tillys Inc - Class A	41	247
Topbuild Corp (2)	253	43,185
Town Sports Intl Hldg Inc (2)	1,777	124
Tractor Supply Co	107	15,337
Tupperware Brands Corp (2)	385	7,762
Urban Outfitters Inc (2)	192	3,996
Vista Outdoor Inc (2)	71	1,433
Waitr Holdings Inc (2)	446	1,436
Wayfair Inc - Class A (2)	168	48,890
Wendy'S Company	3,369	75,112
Williams Sonoma Inc	476	43,049
Wingstop Inc.	947	129,408
Winnebago Inds Inc	3,834	198,103
Yum Brands Inc	158	14,425
Yum China Holdings Inc	6,827	361,490
Zumiez Inc (2)	99	2,754

		27,495,763

Consumer Staples - 1.2%
Altria Group Inc	148	5,719
Andersons Inc	1,474	28,257
Coca Cola Co	12,112	597,969
Conagra Brands Inc	3,058	109,201
General Mills Inc	17,991	1,109,685
Kimberly Clark Corp	1,581	233,450
Kroger Co	7,863	266,634
Molson Coors Beverage Company - Class B	8,313	278,984
Mondelez International Inc	730	41,939
Natural Grocers By Vitamin Cottage Inc	278	2,741
Nu Skin Enterprises Inc	496	24,845
Pepsico Inc	84	11,642
Philip Morris Intl Inc	4,399	329,881
Rite Aid Corp (2)	705	6,690
Spartan Nash Company	454	7,423
The Kraft Heinz Company	9,111	272,874
United Natural Foods Inc (2)	463	6,885
Walgreen Boots Alliance Inc	1,135	40,769
Walmart Inc	7,851	1,098,433

		4,474,021

Energy - 0.7%
Amplify Energy Corp	2,885	2,460
Antero Resources Corp (2)	3,657	10,057
Apache Corp	497	4,707
Archrock Inc	2,148	11,556
Ardmore Shipping Corp	2,009	7,152
Aspen Aerogels Incorporated (2)	1,109	12,144
Bonanza Creek Energy Inc (2)	753	14,156
Brigham Minerals Inc	633	5,646
Cabot Oil & Gas Corp	3,603	62,548
Cactus Inc	2,176	41,757
California Resources Corp (2)	1,926	167
Centennial Resource Dev Inc (2)	391	236
Chaparral Energy Inc (2)	1,252	39
Chesapeake Energy Corp (2)(3)	414	1,685
Chevron Corp	14,522	1,045,584
Cimarex Energy Co	4,082	99,315
Cnx Resources Corporation (2)	1,584	14,953
Concho Resources Inc	769	33,928
Conocophillips	12,252	402,356
Consol Energy Inc (2)	331	1,466
Continental Resources Inc (2)	1,126	13,827
Delek Us Holdings Inc New	920	10,240
Dht Holdings Inc	1,006	5,191
Diamondback Energy, Inc	315	9,488
Dmc Global Inc.	250	8,235
Dorian Lpg Ltd (2)	610	4,886
Eog Resources Inc	5,052	181,569

Eqt Corporation	2,773	35,855
Exterran Corp (2)	1,154	4,801
Extraction Oil & Gas, Inc (2)	1,822	106
Franks International N V (2)	2,752	4,238
Golar Lng Ltd (2)	618	3,742
Hallador Energy Company	1,603	1,045
Hess Corporation	1,159	47,438
Hollyfrontier Corp	158	3,114
International Seaways Inc	864	12,623
Laredo Petroleum Inc (2)	759	7,438
Liberty Oilfield Services Inc	3,738	29,867
Montage Resources Corporation (2)	904	3,969
Nabors Industries Limited New	223	5,450
National Oilwell Varco Inc	2,484	22,505
Nextdecade Corp (2)	738	2,199
Nextier Oilfield Solutions Inc (2)	1,321	2,444
Nine Energy Service Inc (2)	1,211	1,368
Nordic American Tankers Ltd	354	1,235
Oasis Petroleum Inc New (2)	1,975	553
Oceaneering Intl Inc (2)	1,366	4,808
Pdc Energy Inc (2)	1,028	12,742
Peabody Energy Corp	925	2,128
Pioneer Natural Resources	2,258	194,165
Propetro Holding Corp (2)	3,901	15,838
Range Resources Corp	2,480	16,418
Renewable Energy Group Inc (2)	707	37,768
Scorpio Tankers Inc	117	1,295
Southwestern Energy Co (2)	6,162	14,481
Superior Energy Services Inc (2)	475	172
Talos Energy Inc (2)	724	4,670
Teekay Corporation (2)	1,504	3,354
W&T Offshore Inc (2)	337	607
Whiting Petroleum Corporation	84	1,452
Whiting Petroleum Corporation A Warrants (2)(3)	56	137
Whiting Petroleum Corporation B Warrants (2)(3)	28	66
World Fuel Services Corp	1,679	35,578
Wpx Energy Inc (2)	2,353	11,530

		2,552,547

Financials - 4.4%
Agnc Investment Corp.	10,693	148,740
Allstate Corporation	8,046	757,450
Ally Financial Inc	10,980	275,269
American Eq Invt Life Hldg Co	1,769	38,900
American Express Co	6,200	621,550
Ameriprise Financial, Inc	944	145,480
Arbor Realty Trust Inc	1,180	13,535
Artisan Partners Asset Mgmt Inc - Class A	4,373	170,503
Associated Banc Corp	8,534	107,699
Bancorpsouth Bank	1,502	29,109
Bank Of America Corp New	83,660	2,015,369
Bank Ozk	1,854	39,527
Bankunited Inc	3,155	69,126
Bar Harbor Bankshares	336	6,905
Berkshire Hathaway, Inc. Class B (2)	18,153	3,865,500
Capital Bancorp, Inc (2)	130	1,230
Central Valley Community Bancp	318	3,927
Citigroup Inc	10,148	437,480
Citizens Financial Group Inc	3,136	79,278
Civista Bancshares, Inc	1,385	17,340
Cno Financial Group Inc	5,048	80,970
Community Trust Bancorp Inc	372	10,513
Curo Group Holdings Corp	3,701	26,092
Eagle Bancorp Inc	1,265	33,889
East West Bancorp Inc	3,605	118,028
Ellington Residential Mortgage Reit	128	1,421
Enova International Inc (2)	1,016	16,652
Esquire Financial Holdings, Inc. (2)	16	240
Essa Bancorp Inc	88	1,085
Farmers National Banc Corp	255	2,785

Fifth Third Bancorp	3,435	73,234
First American Financial Corp	10,273	522,998
First Citizens Bancshrs Inc	250	79,695
First Comnty Bancshare Inc N	76	1,372
First Financial Cp	1,085	34,069
First Horizon Natl Corp	788	7,431
First Republic Bank San Francisco Ca New	2,302	251,056
Fnb Corporation	4,863	32,971
Fncb Bancorp Inc	298	1,585
Focus Financial Partners Inc. (2)	1,094	35,872
Goosehead Insurance Inc.	625	54,119
Great Ajax Corp	2,240	18,570
Green Dot Corp (2)	2,596	131,384
Gwg Holdings Inc (2)	235	2,021
Hartford Finl Svcs Grp Inc	1,009	37,192
Hbt Financial, Inc.	1,352	15,169
Hilltop Hldgs Inc	4,392	90,387
Houlihan Lokey Inc	82	4,842
Huntington Bancshares Inc	4,617	42,338
Independent Bk Corp	224	11,733
Intl Bancshares Corp	227	5,916
Invesco Ltd	525	5,990
Jpmorgan Chase & Co	11,834	1,139,259
Keycorp	2,665	31,793
Kinsale Capital Group, Inc	672	127,801
Kkr Real Estate Finance Trust Inc	2,951	48,780
M & T Bank Corp	222	20,444
Medley Management Inc (2)	1,010	588
Metlife Inc	6,095	226,551
Metrocity Bankshares Inc	1,616	21,283
Mid Penn Bancorp Inc	25	433
Mma Capital Holdings Inc (2)	162	3,647
Morgan Stanley	1,233	59,616
Mr Cooper Group Inc (2)	2,930	65,398
Nasdaq Inc	1,342	164,677
National Bank Holdings Corporation	240	6,300
Navient Corporation	986	8,332
Northrim Bancorp Inc	1,346	34,310
Old Republic International Corporation	2	29
Onemain Holdings Inc	508	15,875
Oppenheimer Holdings Inc	2,072	46,247
Palomar Holdings, Inc. (2)	272	28,353
Pennymac Financial Services Inc	4,688	272,467
Pennymac Mortgage Investment Trust	2,422	38,922
Pjt Partners Inc	2,044	123,887
Pnc Financial Svcs Group Inc	1,875	206,081
Popular Inc	6,182	224,221
Pra Group Inc (2)	1,506	60,165
Progressive Corp Oh	1,602	151,661
Prosight Global Inc (2)	328	3,720
Prudential Financial Inc	7,417	471,128
Pzena Investment Management	3,249	17,415
Qcr Holdings Inc	704	19,297
Rbb Bancorp	4,086	46,335
Regions Financial Corp New	21,151	243,871
Servisfirst Bancshares, Inc	472	16,062
Shore Bancshares Inc	113	1,241
Siebert Financial Corp (2)	341	1,101
Signature Bank	201	16,681
Silvercrest Asset Management Group Inc	283	2,960
Simmons First Natl Corp	5,727	90,802
State Street Corp	4,787	284,013
Stewart Information Svcs Crp	6,018	263,167
Stonex Group Inc. (2)	365	18,673
Summit Financial Grp Inc	125	1,851
Svb Financial Group (2)	647	155,681
Synchrony Financial	4,884	127,814
T Rowe Price Group Inc	1,361	174,507
Tcf Financial Corporation New	503	11,750
Tompkins Financial Corporation	145	8,237
Truist Financial Corp	10,168	386,892
Trupanion Inc (2)	349	27,536
Umb Financial Corp	438	21,466

United Community Banks Inc	1,282	21,704
Us Bancorp New	3,776	135,370
Valley Natl Bancorp	205	1,404
Virtu Financial Inc.	2,449	56,351
Virtus Investment Prtnrs Inc	217	30,087
Walker & Dunlop Inc	2,071	109,763
Wesbanco Inc	197	4,208
Western Alliance Bancorp	1,700	53,754

		16,547,497

Healthcare - 10.3%
89Bio, Inc (2)	47	1,206
Abbott Labs	7,500	816,225
Abbvie Inc	19,706	1,726,049
Acceleron Pharma Inc (2)	138	15,529
Acelrx Pharmaceuticals Inc (2)	3,182	4,518
Adverum Biotechnologies, Inc. (2)	201	2,070
Affimed N.V. (2)	2,019	6,844
Agilent Technologies Inc	7,087	715,362
Akero Therapeutics, Inc. (2)	304	9,360
Albireo Pharma Inc (2)	546	18,220
Alector, Inc. (2)	61	643
Alexion Pharmaceuticals (2)	3,957	452,800
Align Technolgy Inc (2)	178	58,270
Alkermes Plc (2)	2,906	48,152
Allakos Inc. (2)	153	12,462
Allscripts Hlth Sol Inc (2)	2,485	20,228
Alnylam Pharmaceuticals (2)	891	129,730
Amedisys Inc (2)	111	26,244
Amerisourcebergen Corp	3,662	354,921
Amgen Inc	7,279	1,850,031
Amicus Therapeutics, Inc (2)	1,253	17,692
Amneal Pharmaceuticals Inc (2)	2,582	10,018
Anthem Inc	4,436	1,191,465
Applied Therapeutics, Inc. (2)	103	2,138
Arcturus Therapeutics Holdings Inc (2)	861	36,937
Arcutis Biotherapeutics Inc (2)	73	2,139
Arena Pharmaceuticals Inc (2)	986	73,743
Arrowhead Pharmaceuticals Inc (2)	656	28,247
Assertio Holdings, Inc. (2)	2,907	1,935
Atara Biotherapeutics Inc (2)	352	4,562
Athenex, Inc. (2)	29	351
Avantor Inc (2)	4,127	92,816
Axsome Therapeutics Inc (2)	320	22,800
Baxter Intl Inc	3,283	264,019
Beam Therapeutics Inc. (2)	241	5,933
Becton Dickinson & Co	1,088	253,156
Beyondspring Inc (2)	480	6,389
Bio Rad Laboratories Inc (2)	128	65,979
Biodelivery Sciences Intl (2)	4,471	16,677
Biogen Inc (2)	2,215	628,351
Biospecifics Tech Corp (2)	305	16,113
Bioxcel Therapeutics, Inc. (2)	237	10,276
Blueprint Medicines Corporation (2)	240	22,248
Brainstorm Cell Therapeutics I (2)	672	11,370
Bridgebio Pharma, Inc (2)	394	14,783
Bristol-Myers Squibb Co	23,449	1,413,740
Cardinal Health Inc	5,761	270,479
Caredx, Inc (2)	947	35,929
Castle Biosciences, Inc. (2)	317	16,310
Catalent Inc (2)	4,341	371,850
Catalyst Pharmaceuticas Inc (2)	2,831	8,408
Celcuity Inc. (2)	180	1,044
Centene Corporation (2)	3,588	209,288
Centogene N.V. (2)	363	3,434
Cerecor Inc. (2)	511	1,163
Cerner Corp	11,664	843,191
Charles River Labs Intl Inc (2)	578	130,888
Chemed Corporation	597	286,769
Chemocentryx Inc (2)	812	44,498
Cigna Corp	2,036	344,919
Co-Diagnostics, Inc (2)	186	2,528

Collegium Pharmaceutical, Inc. (2)	62	1,291
Community Health Sys Inc New (2)	2,343	9,887
Corcept Therapeutics Inc (2)	2,143	37,299
Cortexyme, Inc. (2)	14	700
Cvs Health Corp	10,958	639,947
Cymabay Therapeutics Inc (2)	2,259	16,355
Deciphera Pharmaceuticals Inc. (2)	224	11,491
Denali Therapeutics Inc (2)	476	17,055
Dexcom Inc (2)	181	74,614
Dicerna Pharmaceuticals Inc (2)	1,397	25,132
Editas Medicine Inc (2)	1,210	33,953
Edwards Lifesciences Corp (2)	4,406	351,687
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,792	0
Eli Lilly & Co	8,994	1,331,292
Eloxx Pharmaceuticals, Inc (2)	329	865
Emergent Biosolutions Inc (2)	768	79,357
Endo International Plc (2)	3,930	12,969
Enochian Biosciences Inc (2)	99	354
Ensign Group Inc.	431	24,593
Exact Sciences Corporation (2)	1,004	102,358
Exelixis Inc (2)	3,773	92,250
Fate Therapeutics Inc (2)	425	16,987
Fulgent Genetics, Inc. (2)	220	8,809
Genmark Diagnostics Inc (2)	455	6,461
Gilead Science Inc	14,866	939,383
Globus Medical Inc (2)	1,145	56,700
Harpoon Therapeutics, Inc (2)	125	2,124
Hca Healthcare Inc	1,482	184,776
Hill-Rom Holdings Inc	1,607	134,201
Hms Holdings Corp (2)	853	20,429
Hologic Inc (2)	734	48,789
Horizon Therapeutics Public Ltd Co (2)	2,831	219,912
Humana Inc	1,877	776,872
Idexx Laboratories Corp (2)	476	187,120
Illumina Inc (2)	168	51,925
Immunogen Inc (2)	1,200	4,320
Inovio Pharmaceuticals Inc (2)	1,023	11,867
Insmed Inc (2)	494	15,877
Intellia Therapeutics Inc (2)	694	13,797
Intersect Ent Inc (2)	51	832
Intra-Cellular Therapies Inc. (2)	357	9,161
Intuitive Surgical Inc (2)	787	558,408
Invitae Corp (2)	60	2,601
Iovance Biotherapeutics, Inc (2)	1,243	40,920
Irhythm Technologies, Inc. (2)	170	40,479
Johnson And Johnson	25,640	3,817,283
Jounce Therapeutics Inc. (2)	665	5,426
Karuna Therapeutics, Inc. (2)	10	773
Kiniksa Pharmaceuticals, Ltd. (2)	85	1,302
Kodiak Sciences Inc (2)	75	4,441
Kura Oncology, Inc (2)	943	28,894
Lhc Group (2)	40	8,502
Livongo Health, Inc. (2)	347	48,597
Macrogenics Inc (2)	602	15,164
Marinus Pharmaceuticals Inc (2)	538	6,913
Mckesson Corp	1,552	231,139
Medtronic Plc	21,538	2,238,229
Merck & Co Inc	28,777	2,387,052
Meridian Bioscience Inc (2)	488	8,286
Merit Med Sys Inc (2)	98	4,263
Mersana Therapeutics, Inc (2)	1,351	25,156
Mettler Toledo Intl Inc (2)	23	22,212
Mirati Therapeutics Inc (2)	471	78,210
Moderna, Inc. (2)	2,002	141,642
Morphic Holding, Inc (2)	177	4,839
Mylan N.V (2)	2,715	40,263
Myokardia, Inc (2)	404	55,077
Myriad Genetics Inc (2)	958	12,492
Nantkwest Inc (2)	1,573	10,909
Natera, Inc (2)	845	61,043
National Healthcare Cp	183	11,403
Neoleukin Therapeutics, Inc (2)	917	11,004
Neurocrine Biosciences Inc (2)	1,693	162,799

Nextgen Healthcare, Inc. (2)	2,087	26,588
Novavax Inc (2)	406	43,990
Oncocyte Corp (2)	328	456
Opko Health Inc (2)	3,947	14,564
Organogenesis Holdings Inc (2)	529	2,031
Osmotica Pharmaceuticals Plc (2)	2,064	11,166
Owens & Minor Inc Hldg Co	1,109	27,847
Palatin Technologies Inc New (2)	3,025	1,430
Perkinelmer Inc	764	95,890
Perrigo Co	5,646	259,208
Pfizer Inc	45,082	1,654,509
Phibro Animal Health Corporation	697	12,128
Phreesia Inc (2)	17	546
Pra Health Sciences Inc (2)	616	62,487
Precigen Inc. (2)(3)	947	3,315
Puma Biotechnology Inc (2)	127	1,281
Quidel Corp (2)	435	95,430
Regeneron Pharmaceuticals Inc (2)	622	348,183
Resmed Inc	1,315	225,430
Retrophin Inc (2)	312	5,760
Revance Therapeutics Inc (2)	1,318	33,135
Revolution Medicines, Inc. (2)	93	3,236
Rhythm Pharmaceuticals Inc (2)	1,947	42,191
Rigel Pharmaceuticals New (2)	1,715	4,116
Rocket Pharmaceuticals Corporation (2)	64	1,463
Seattle Genetics Inc (2)	1,468	287,273
Seres Therapeutics Inc (2)	527	14,919
Simulations Plus Inc	176	13,263
Sorrento Therapeutics Inc (2)	1,590	17,729
Spectrum Pharmaceuticals Inc (2)	1,810	7,385
Springworks Therapeutics, Inc. (2)	79	3,766
Steris Plc	2,085	367,356
Strongbridge Biopharma Plc (2)	2,193	4,605
Stryker Corp	4,194	873,904
Supernus Pharmaceuticals, Inc (2)	1,079	22,486
Sutro Biopharma, Inc. (2)	937	9,417
Syros Pharmaceuticals Inc. (2)	1,827	16,151
Teladoc Health Inc (2)	519	113,786
Tenet Healthcare Corp (2)	1,275	31,250
Tg Therapeutics Inc (2)	1,122	30,025
Theravance Biopharma Inc (2)	61	902
Thermo Fisher Scientific Inc	2,152	950,151
Translate Bio Inc (2)	627	8,533
Turning Point Therapeutics, Inc (2)	291	25,422
Twist Bioscience Corporation (2)	226	17,169
Ultragenyx Pharmaceutical Inc (2)	597	49,067
United Therapeutics Corp (2)	1,404	141,804
Unitedhealth Group Inc	1,408	438,972
Vanda Pharmaceuticals Inc (2)	1,388	13,408
Vaxrt Inc (2)	393	2,613
Veeva Systems Inc (2)	1,092	307,059
Veracyte Inc (2)	893	29,014
Verrica Pharmaceuticals Inc. (2)	139	1,076
Vertex Pharmaceuticals (2)	2,828	769,555
Viela Bio, Inc. (2)	78	2,190
Viemed Healthcare Inc (2)	600	5,184
Viking Therapeutics, Inc. (2)	1,751	10,191
Vir Biotechnology, Inc. (2)	118	4,051
Wave Life Sciences Ltd. (2)	153	1,299
West Pharmaceutical Svcs Inc	834	229,267
Xbiotech Inc (2)	1,196	22,832
Xencor Inc (2)	603	23,390
Zimmer Biomet Holdings Inc	2,200	299,508
Ziopharm Oncology Inc (2)	1,965	4,952
Zoetis Inc	11,283	1,865,870

		38,726,125

Industrials - 4.6%
3M Company	4,695	752,045
Aerovironment Inc (2)	1,048	62,890
Agco Corp	1,224	90,906
Allegiant Travel Company	1,213	145,317

Allison Transmission Holdings Inc	11,171	392,549
Alpha Pro Tech Ltd (2)	371	5,483
Altra Industrial Motion Corp	426	15,749
Ameresco Inc (2)	605	20,207
Arcbest Corporation	973	30,221
Arcosa Inc	1,911	84,256
Astec Inds Inc	617	33,472
Atkore International Group Inc (2)	227	5,160
Atlas Air Wrldwide Hldgs New (2)	338	20,584
Avis Budget Group Inc (2)	91	2,395
Axon Enterprise Inc (2)	10	907
Azz Inc	1,001	34,154
Bmc Stock Holdings Inc (2)	1,743	74,653
Brady Corporation	1,234	49,385
Builders Firstsource Inc (2)	1,216	39,666
Bwx Technologies Inc	1,039	58,506
Caterpillar Inc	1,136	169,434
Comfort Systems Usa Inc	2,410	124,139
Copart Inc (2)	960	100,954
Corelogic Inc	865	58,535
Csx Corp	1,668	129,554
Cummins Inc	7,766	1,639,869
Curtiss Wright Corp	585	54,557
Deere & Co	2,584	572,692
Eaton Corp Plc	6,083	620,648
Emcor Group Inc	1,562	105,763
Emerson Electric Co	1,652	108,322
Enersys	1,039	69,738
Fastenal Co	2,985	134,594
Federal Signal Corp	337	9,857
Fedex Corp	1,501	377,532
Generac Holdings Inc (2)	985	190,735
Graftech International Ltd	2,558	17,497
Grainger W W Inc	1,632	582,249
Greenbrier Cos Inc	650	19,110
Griffon Corporation	92	1,798
Hd Supply Holdings Inc (2)	846	34,889
Heartland Express Inc	1,306	24,292
Herman Miller Inc	1,358	40,957
Hertz Global Holdings Inc New (2)	485	538
Hni Corporation	382	11,987
Hub Group Inc (2)	1,106	55,516
Hubbell Inc	2,221	303,922
Huntington Ingalls Industries Inc	2,368	333,296
Illinois Tool Wks Inc	6,134	1,185,150
J.B. Hunt Transport Services Inc	1,036	130,930
Kelly Svc Inc	178	3,033
Kforce Inc	654	21,039
Kimball International Inc - Class B	1,090	11,489
L. B. Foster Company (2)	119	1,597
Landstar Sys Inc	144	18,071
Lincoln Electric Holding Inc	1,613	148,461
Lockheed Martin Corp	4,054	1,553,817
Lsc Communications Inc (2)	4,516	185
Manitowoc Company Inc (2)	1,047	8,805
Manpowergroup	6,874	504,070
Marten Trans Ltd	3,181	51,922
Matson Inc	871	34,918
Maxar Technologies Inc	780	19,453
Mcgrath Rent Corp	632	37,661
Meritor Inc (2)	1,266	26,510
Miller Industries Inc New	1,780	54,415
Moog Inc. - Class A	198	12,579
Msc Industrial Direct Co Inc	3,298	208,697
Mueller Inds Inc	2,008	54,336
Myr Group, Inc. (2)	422	15,690
National Presto Inds Inc	70	5,730
Nl Inds Inc	197	837
Northrop Grumman Corp	101	31,864
Old Dominion Freight Line	1,050	189,966
Oshkosh Corp	1,178	86,583
Paccar Inc	16,975	1,447,628
Pae Incorporated (2)	1,151	9,784

Plug Power Inc (2)	2,337	31,339
Primoris Services Corp	1,399	25,238
Quanta Services Inc	377	19,928
R.R. Donnelley & Sons Co	5,502	8,033
Regal Beloit Corp	2,169	203,604
Rexnord Corp New	2,809	83,821
Rush Enterprises Inc	2,226	112,502
Ryder Sys Inc	731	30,877
Safe Bulkers Inc (2)	1,521	1,567
Saia Inc (2)	123	15,515
Schneider National Inc - Class B	3,272	80,917
Skywest Inc	492	14,691
Southwest Airlines Co	32,823	1,230,863
Steelcase Inc	1,270	12,840
The Shyft Group, Inc.	1,249	23,581
Timken Co	3,899	211,404
Triton International Ltd	4,821	196,070
Tutor Perini Corp (2)	490	5,454
Uber Technologies Inc (2)	1,286	46,913
Ufp Industries, Inc.	2,133	120,536
United Parcel Service Inc - Class B	4,313	718,675
Vectrus Inc (2)	631	23,978
Veritiv Corp (2)	186	2,355
Vertiv Holdings Llc (2)	8,656	149,922
Watsco Inc	110	25,618
Werner Entrps Inc	3,025	127,020
WESCO International, Inc. Series A Variable Preferred (10)	994	27,832

		17,237,792

Information Technology - 15.0%
Aci Worldwide Inc. (2)	1,598	41,756
Adobe Inc. (2)	3,318	1,627,247
Advanced Micro Devices Inc (2)	6,482	531,459
Alliance Data Sys Corp	322	13,518
American Software Inc	251	3,524
Amkor Technology Inc (2)	5,577	62,462
Ansys Inc (2)	636	208,118
Apple Inc	105,606	12,230,231
Applied Materials Inc	14,606	868,327
Arrow Electronics Inc (2)	3,762	295,919
Astro Nova Inc	565	4,531
Autodesk Inc (2)	1,024	236,554
Avnet Inc	7,484	193,387
Bill.Com Holdings Inc (2)	104	10,432
Bottomline Technologites Inc (2)	39	1,644
Box Inc (2)	323	5,607
Broadcom Inc	1,802	656,505
Cadence Designs Sys (2)	11,164	1,190,417
Calix Inc (2)	4,389	78,036
Cambium Networks Corporation (2)	214	3,610
Cdk Global Inc	643	28,028
Channeladvisor Corp (2)	3,978	57,562
Ciena Corporation (2)	1,411	56,003
Cisco Systems Inc	24,724	973,878
Citrix Systems Inc	4,347	598,625
Cloudera Inc (2)	1,078	11,739
Cognex Corp	1,208	78,641
Conduent Inc (2)	5,154	16,390
Corning Inc	8,605	278,888
Coupa Software Incorporated (2)	223	61,156
Crowdstrike Holdings, Inc. (2)	929	127,570
Dell Technologies Inc - Class C (2)	783	53,001
Diebold Nixdorf Inc (2)	682	5,210
Digital Turbine Inc (2)	3,005	98,384
Docusign Inc (2)	1,410	303,488
Dropbox Inc (2)	2,267	43,662
Dxc Technology Company	3,115	55,603
Eastman Kodak Company New (2)	370	3,263
Ebix Inc	719	14,811
Egain Corporation (2)	3,598	50,984
Elastic N.V. (2)	218	23,520
Fastly Inc (2)	481	45,060

Formfactor Inc (2)	2,813	70,128
Fortinet Inc (2)	546	64,324
Hewlett Packard Enterprise Co	15,977	149,704
Hp Inc	19,818	376,344
Hubspot Inc (2)	166	48,510
Insight Enterprises Inc (2)	1,637	92,621
Intel Corp	30,777	1,593,633
Intuit Inc	5,570	1,816,990
Jabil Inc	13,721	470,081
Juniper Networks	2,451	52,697
Kbr Inc	989	22,114
Kla Corporation	1,770	342,920
Lam Research Corp	1,721	570,942
Limelight Networks, Inc. (2)	1,764	10,161
Lumentum Holdings Inc. (2)	116	8,715
Manhattan Associates Inc (2)	226	21,581
Mastercard Incorporated	7,946	2,687,099
Maxim Integrated Prods Inc	4,444	300,459
Methode Electronics, Inc.	1,238	35,283
Micron Tech Inc (2)	1,972	92,605
Microsoft Corp	50,394	10,599,370
Mks Instruments Inc	754	82,359
Moneygram International Inc (2)	524	1,480
Monolithic Power Sys Inc	404	112,962
Ncr Corp (2)	1,639	36,287
Netgear Inc (2)	1,714	52,825
Nic Inc	201	3,960
Nortonlifelock Inc	12,103	252,227
Nvidia Corp	3,856	2,086,944
Okta Inc. (2)	189	40,418
Onespan Inc (2)	60	1,258
Oracle Corporation	25,809	1,540,797
Pagerduty Inc (2)	430	11,657
Paypal Holdings Inc (2)	5,132	1,011,158
Perficient Inc (2)	11	470
Photronics Inc (2)	2,536	25,259
Plantronics Inc	509	6,027
Plexus Corp (2)	321	22,672
Priority Technology Hldgs Inc. (2)	944	2,978
Progress Software Corp	5,663	207,719
Qorvo Inc (2)	1,745	225,122
Qualcomm Inc	9,519	1,120,196
Rimini Street Corp (2)	430	1,385
Ringcentral Inc (2)	295	81,010
Salesforce.Com Inc (2)	5,187	1,303,597
Sanmina Corporation (2)	1,428	38,627
Sapiens Intl Corp N V (2)	884	27,033
Scansource Inc (2)	158	3,133
Secureworks Corp. Class A (2)	203	2,312
Servicenow Inc (2)	596	289,060
Skyworks Solutions Inc	1,571	228,581
Solaredge Technologies, Inc (2)	863	205,696
Splunk Inc (2)	545	102,531
Sps Commerce Inc (2)	2,195	170,925
Square Inc (2)	1,792	291,290
Ss & C Technologies Hldgs Inc	18,271	1,105,761
Stoneco Ltd. (2)	1,108	58,602
Stratasys Ltd (2)	580	7,233
Sykes Enterprises Inc (2)	1,750	59,868
Synnex Corp	1,724	241,463
Synopsys Inc (2)	1,179	252,282
Telenav Inc (2)	955	3,438
Tenable Holdings, Inc (2)	2,758	104,115
Teradyne Inc	4,565	362,735
Tessco Technologies	709	3,807
Texas Instruments Inc	6,237	890,581
Trade Desk, Inc./The (2)	127	65,885
Trimble Inc. (2)	2,714	132,172
Ttec Holdings Inc	806	43,967
Twilio Inc - Class A (2)	804	198,660
Ultra Clean Holdings, Inc. (2)	217	4,657
Verint Systems Inc (2)	2,113	101,804
Virnetx Holding Corp (3)	4,120	21,712

Visa Inc.	5,848	1,169,425
Vishay Intertechnology Inc	5,221	81,291
Xerox Holdings Corporation	9,505	178,409
Xperi Holding Corporation	4,860	55,841
Zebra Tech Corp - Class A (2)	748	188,840
Zoom Video Communications, Inc. (2)	1,070	503,018
Zscaler, Inc. (2)	500	70,345

		56,170,897

Materials - 1.5%
Air Products & Chemicals Inc	2,196	654,101
Avient Corporation	51	1,349
Berry Global Group Inc (2)	2,121	102,487
Boise Cascade Company	4,989	199,161
Caledonia Mining Corporation Plc	982	16,684
Century Aluminum Co (2)	53	377
Chemours Company	1,822	38,098
Clearwater Paper Corp (2)	98	3,718
Coeur Mining Inc (2)	422	3,114
Commercial Metals Co	390	7,792
Corteva Inc	1,802	51,916
Dow Inc	3,729	175,449
Eastman Chemical Company	4,641	362,555
Fmc Corp	1,251	132,493
Freeport-Mcmoran Inc - Class B	3,288	51,424
Hawkins Incorporated	202	9,312
Huntsman Corp	5,318	118,113
Koppers Holdings Inc (2)	285	5,959
Linde Plc	2,225	529,839
Lyondellbasell Industries Nv	2,559	180,384
Mineral Tech Inc	196	10,016
Mosaic Company New	553	10,103
Newmont Corporation	14,872	943,628
Nucor Corp	2,056	92,232
O-I Glass Inc	326	3,452
Olympic Steel Inc	901	10,235
Ppg Inds Inc	2,078	253,682
Ramaco Resources Inc. (2)	859	3,007
Reliance Stl & Aluminum Co	3,287	335,405
Rpm International Inc	2,618	216,875
Ryerson Holding Corp (2)	519	2,974
Scotts Miracle-Gro Company	1,507	230,435
Sherwin Williams Co	909	633,337
Steel Dynamics Inc	2,601	74,467
Stepan Co	324	35,316
Suncoke Energy Inc	1	3
Tredegar Corp	1,357	20,179
Tronox Holdings Plc	256	2,015
Westrock Company	1,961	68,125

		5,589,811

Real Estate Investment Trust - 1.7%
Altisource Ptf Solu Sa (2)	1,011	12,809
American Homes 4 Rent	4,867	138,612
American Tower Reit	6,216	1,502,594
Ashford Hospitality Tr Inc	1,407	2,322
Avalonbay Communities Inc	976	145,756
Care Trust Reit Inc.	1,358	24,166
Catchmark Timber Trust Inc	529	4,724
Cbl & Associates Pptys Inc (2)(3)	7,569	1,219
Clipper Realty Inc	61	369
Community Healthcare Trust Inc	350	16,366
Corecivic Inc	2,624	20,992
Corenergy Infrastructure Trust Inc Reit	431	2,517
Corepoint Lodging Inc	547	2,981
Corporate Office Ppts Tr	3,465	82,190
Cyrusone Inc	1,898	132,917
Equinix Inc	549	417,311
Essex Ppty Trust Inc	2,597	521,452
Extra Space Storage Inc	2,079	222,432

Gaming And Leisure Properties Inc		10,461	386,325
Getty Realty Corp Hldg Co		1,105	28,741
Gladstone Commercial Corp		62	1,045
Highwoods Properties Inc		3,028	101,650
Host Hotel & Resorts Inc.		172	1,856
Iron Mountain Inc		1,292	34,613
Lamar Advertising Company		6,366	421,238
Ltc Properties Inc		10,596	369,377
National Health Invts		2,560	154,291
National Storage Affiliates Trust		837	27,378
Omega Healthcare Invs Inc		426	12,754
Paramount Group Inc		207	1,466
Piedmont Office Realty Tr Inc		7,090	96,211
Potlatch Deltic Corp		180	7,578
Ps Business Parks Inc		1,357	166,083
Public Storage		874	194,657
Sba Communications Corp		1,247	397,145
Service Properties Trust		12,659	100,639
Simon Property Group Inc New		10,189	659,025
Spirit MTA Reit Liquidating Trust (2)(8)		3,461	0
Tanger Factory Outlet Center (3)		1,739	10,486
Uniti Group Inc		866	9,123
Urstadt Biddle Pptys Inc		1,152	10,598
Welltower Inc		603	33,219

			6,477,227
Utilities - 0.9%
Alliant Energy Corp		3,528	182,221
American Water Works Co		3,550	514,324
Consolidated Water Co Inc		862	8,973
Mdu Resources Group Inc		17,427	392,108
Nextera Energy Inc		4,358	1,209,606
Northwestern Corporation		4,436	215,767
Nrg Energy Inc		6,517	200,333
Ppl Corporation		1,307	35,563
Public Svc Entrps Group Inc		1,057	58,040
Vistra Corp		13	245
Wec Energy Group Inc		2,308	223,645
Xcel Energy Incorporated		7,110	490,669

			3,531,494

Total Common Stocks	(Cost	$149,690,955)	197,641,681

Registered Investment Companies - 25.9%

Baird Core Plus Bond Fund - Class I		596,027	7,247,689
Dodge & Cox Income Fund		419,461	6,149,304
DoubleLine Total Return Bond Fund - Class I		404,931	4,348,962
Guggenheim Total Return Bond Fund - Class I		114,199	3,400,847
iShares Core U.S. Aggregate Bond ETF (9)		94,286	11,131,405
iShares JP Morgan USD Emerging Markets Bond ETF (9)		84,610	9,382,403
Lord Abbett High Yield Fund - Class I		477,332	3,360,418
Payden Emerging Markets Bond Fund - Class I		83,103	1,085,320
PGIM Total Return Bond Fund - Class R6		449,700	6,687,035
Pioneer Bond Fund - Class Y		441,121	4,455,326
Segall Bryant & Hamill Plus Bond Fund - Class I		448,638	5,024,743
SPDR Bloomberg Barclays High Yield Bond ETF (9)		31,855	3,321,521
TCW Emerging Markets Income Fund - Class I		275,048	2,186,633
Vanguard Intermediate-Term Corporate Bond ETF (9)		46,515	4,456,137
Vanguard Short-Term Bond ETF (9)		17,903	1,486,844
Vanguard Total Bond Market ETF (9)		119,733	10,562,845
Xtrackers USD High Yield Corporate Bond ETF (9)		264,841	12,738,853

Total Registered Investment Companies	(Cost	$91,116,072)	97,026,285

Money Market Registered Investment Companies - 16.2%

Meeder Institutional Prime Money Market Fund, 0.10% (5)		60,679,187	60,703,459
Morgan Stanley Government Institutional Fund, 0.02% (4)		31,257	31,257

Total Money Market Registered Investment Companies	(Cost	$60,703,340)	60,734,716

Bank Obligations - 0.2%

First Merchants Bank Deposit Account, 0.75%, 10/1/2020 (6)		247,626	247,626
Metro City Bank Deposit Account, 0.50%, 10/1/2020 (6)		247,967	247,967
Pacific Mercantile Bank Deposit Account, 0.01%, 10/1/2020 (6)		246,803	246,803

Total Bank Obligations	(Cost	$742,396)	742,396

U.S. Government Obligations - 3.6%

U.S. Treasury Note, 2.25%, due 1/31/2024		4,397,600	4,700,794
U.S. Treasury Note, 2.625%, due 2/15/2029		1,968,800	2,300,574
U.S. Treasury Note, 1.50%, due 8/15/2026		1,511,500	1,611,637
U.S. Treasury Note, 2.25%, due 11/15/2025		2,745,300	3,018,114
U.S. Treasury Note, 2.125%, due 12/31/2022		1,651,800	1,725,614

Total U.S. Government Obligations	(Cost	$12,379,412)	13,356,733

Total Investments - 98.5%	(Cost	$314,632,175)	369,501,811

Other Assets less Liabilities - 1.5%			5,518,585

Total Net Assets - 100.0%			375,020,396

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		2,677	31,615
Meeder Dynamic Allocation Fund - Retail Class		6,636	80,826
Meeder Muirfield Fund - Retail Class		4,212	31,127
Meeder Conservative Allocation Fund - Retail Class		787	17,983

Total Trustee Deferred Compensation	(Cost	$144,968)	161,551

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	167	12/18/2020	15,474,220	(473,043)
Mini MSCI Emerging Markets Index Futures	83	12/18/2020	4,517,275	(100,362)
Russell 2000 Mini Index Futures	5	12/18/2020	376,100	5,393
Standard & Poors 500 Mini Futures	35	12/18/2020	5,866,000	144,598
E-mini Standard & Poors MidCap 400 Futures	8	12/18/2020	1,484,720	35,233

Total Futures Contracts	298		27,718,315	(388,181)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$355,402,682	$(388,181)
Level 2 - Other Significant Observable Inputs	14,099,129	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$369,501,811	$(388,181)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.